Segment Information (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.
Geographic Area Information:

	Israel	Canada	U.S.A.	Other	Consolidated
Year ended March 31, 2022 and as of
March 31, 2022:
Net sales *	$47,915	$130,066	$376,677	$6,689	$561,347
Long-lived assets **	$117,913	$101,387	$31,191	$8,355	$258,846
Year ended March 31, 2021 and as of
March 31, 2021:
Net sales *	$46,574	$110,167	$383,829	$8,400	$548,970
Long-lived assets **	$122,983	$61,027	$35,455	$—	$219,465
Year ended March 31, 2020 and as of
March 31, 2020:
Net sales *	$42,817	$97,997	$495,673	$8,282	$644,769
Long-lived assets **	$123,679	$63,506	$38,379	$—	$225,564

* Based on customer’s location, including sales to unaffiliated customers and Sun.

** Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.
Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2022, 2021, and 2020, were as follows:

	Year ended March 31,
Category	2022	2021	2020
Dermatological and topical	60%	58%	63%
Neuropsychiatric	13%	16%	17%
Cardiovascular	6%	7%	6%
Anti-inflammatory	3%	3%	3%
Other	18%	16%	11%
Total	100%	100%	100%